Fair value of financial instruments - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2024 CAD ($)
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 123